Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2023
Fidelity Intermediate Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.73%)
Past 5 years	0.06%
Past 10 years	0.66%
Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.28%)
Past 5 years	(0.78%)
Past 10 years	(0.26%)
Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.52%)
Past 5 years	(0.24%)
Past 10 years	0.17%
LB143
Average Annual Return:
Past 1 year	(12.58%)
Past 5 years	0.13%
Past 10 years	0.73%